Common Stock and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 6. Common Stock and Warrants

Common Stock

At March 31, 2017, the Company had 500,000,000 authorized shares of common stock with a par value of $0.00001 per share, 74,650,675 shares of common stock outstanding and 19,595,000 shares reserved for issuance under the Company’s 2013 Long-Term Incentive Plan (the “2013 Plan”) as adopted and approved by the Company’s Board of Directors (the “Board”) on June 20, 2013 that provides for the grant of stock options to employees, directors, officers and consultants (See “Note 7. Stock Options”).

During the three months ended March 31, 2017, the Company had the following common stock related transactions:

·	On January 10, 2017, Dr. Gerlach exercised a Series A Warrant to purchase up to 240,000 shares, on a cashless basis, resulting in the issuance of 204,571 shares of common stock.

·	On February 2, 2017, Kenneth Kirkland, a member of the Company’s board of directors, exercised options to purchase up to 40,000 shares, on a cashless basis, resulting in the issuance of 29,642 shares of common stock.

·	On February 10, 2017, Joseph Sierchio, a member of the Company’s board of directors, exercised options to purchase up to 70,000 shares, on a cashless basis, resulting in the issuance of 38,642 shares of common stock.

·	On February 17, 2017, Thomas Bold, the Company’s President, CEO and Interim Chief Financial Officer exercised options to purchase up to 40,000 shares, on a cashless basis, resulting in the issuance of 34,296 shares of common stock.

·	March 1, 2017, KCC exercised 1,326,087 Series B Warrants and 3,500,000 Series C Warrants, on a cashless basis, resulting in the issuance of 4,273,831 shares of common stock.

During the year ended December 31, 2016, the Company had the following common stock related transactions:

·	issued 100,000 shares of common stock, upon the exercise of a Series D Warrant at an exercise price of $1.10 per share resulting in $110,001 of proceeds to the Company.

·	issued 2,173,913 shares of common stock to KCC on February 2, 2016, upon the exercise of a portion of its Series B Warrant at an exercise price of $0.46 per share resulting in $1,000,000 of proceeds to the Company.

·	issued 13,846 shares of common stock upon the cashless exercise of an option to purchase 20,000 shares by Joseph Sierchio, a director.

Warrants

The following table summarizes information about warrants outstanding at March 31, 2017 and December 31, 2016:

	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted
	March 31,	December 31,	Average Exercise
Description	2017	2016	Price	Expiration

Series A	720,000	960,000	$0.35	July 12, 2019
Series B	-	1,326,087	$0.46	November 29, 2018
Series C	-	3,500,000	$0.49	November 29, 2018
Series D	910,000	910,000	$1.10	June 5, 2020
Series E	584,416	584,416	$1.54	September 8, 2021
Series F	128,985	-	$3.45	February 23, 2022 & March 9, 2022
Total	2,343,401	7,280,503

As consideration for the CellMistTM System and services performed in connection therewith, the Company issued to Dr. Gerlach a Series A Stock Purchase Warrant entitling him to purchase 1,200,000 shares of the Company’s common stock at an exercise price of $0.35 per share. Pursuant to the terms of the Amended APA, the Series A Warrant will vest in five equal installments of 240,000 shares on each of July 12, 2014, July 12, 2015, July 12, 2016, July 12, 2017 and July 12, 2018. On August 5, 2015, Dr. Gerlach exercised a Series A Warrant to purchase up to 240,000 shares on a cashless basis and the Company issued him 196,812 shares of common stock. On January 10, 2017, Dr. Gerlach exercised a Series A Warrant to purchase up to 240,000 shares on a cashless basis and the Company issued him 204,571 shares of common stock.

A Series B Warrant with an exercise price of $0.46 to purchase 3,500,000 shares of common stock was issued on November 29, 2013 to KCC in connection with the 11/29 Financing. On February 2, 2016, KCC exercised a portion of its Series B Warrant for 2,173,913 shares of the Company’s common stock resulting in proceeds of $1,000,000. On March 1, 2017, KCC exercised, in full, on a cashless basis, the remaining 1,326,087 Series B Warrants resulting in the issuance of 1,181,194 shares of common stock.

A Series C Warrant with an exercise price of $0.49, to purchase 3,500,000 shares of common stock was issued on November 29, 2013 to KCC in connection with a financing. On March 1, 2017, KCC exercised, in full, on a cashless basis, the 3,500,000 Series C Warrants resulting in the issuance of 3,092,637 shares of common stock.

Series D Warrants with an exercise price of $1.10 to purchase 1,010,000 shares of common stock were issued on June 5, 2015 in connection with the sale of units pursuant to a private placement. On December 6, 2016, a Series D Warrant to purchase shares was exercised resulting in the Company receiving $110,000 of proceeds.

A Series E Warrant to purchase 584,416 shares of common stock was issued on September 9, 2016 in connection with the Loan Agreement. The Series E Warrant has an exercise price of the lesser of: (i) $1.54, the closing price of the Company’s common stock as quoted on the OTCQB on the day prior to issuance of the Warrant; or (ii) a twenty percent (20%) discount to the average closing price of the Company’s common stock as quoted on the OTCQB for the five days prior to the date on which KCC elects to exercise the Warrant. The Warrant is exercisable for a period of five years from the date of issuance and may be exercised on a cashless basis using the formula contained therein.

Three Series F Warrants to purchase 128,985 shares of common stock were issued between February 22, 2017 and March 9, 2017 in connection with the February 2017 Loan Agreements. The Series F Warrants have an exercise price of the lesser of: (i) $3.45, the closing price of the Company’s common stock as quoted on the OTCQB on the day prior to issuance of the Warrant; or (ii) a twenty percent (20%) discount to the average closing price of the Company’s common stock as quoted on the OTCQB for the five days prior to the date on which the holder elects to exercise the Warrant. The Warrant is exercisable for a period of five years from the date of issuance and may be exercised on a cashless basis using the formula contained therein.

Common Stock

At December 31, 2016, the Company had 500,000,000 authorized shares of common stock with a par value of $0.00001 per share, 70,069,693 shares of common stock outstanding and 19,595,000 shares reserved for issuance under the Company’s 2013 Long-Term Incentive Plan (the “2013 Plan”) as adopted and approved by the Company’s Board of Directors (the “Board”) on June 20, 2013 that provides for the grant of stock options to employees, directors, officers and consultants (See “Note 7. Stock Options”).

During the year ended December 31, 2016, the Company had the following common stock related transactions:

·	issued 100,000 shares of common stock, upon the exercise of a Series D Warrant at an exercise price of $1.10 per share resulting in $110,001 of proceeds to the Company.

·	issued 2,173,913 shares of common stock to KCC on February 2, 2016, upon the exercise of a portion of its Series B Warrant at an exercise price of $0.46 per share resulting in $1,000,000 of proceeds to the Company.

·	issued 13,846 shares of common stock upon the cashless exercise of an option to purchase 20,000 shares by Joseph Sierchio, a director.

During the year ended December 31, 2015, the Company had the following common stock related transactions:

·	issued 196,812 shares of common stock upon the cashless exercise of a Series A Warrant to purchase up to 240,000 shares by Dr. Gerlach.

·	issued 1,010,000 shares of common stock On June 5, 2015, pursuant to a private placement with five investors for the purchase and sale of an aggregate of 1,010,000 units of equity securities (the “Units”) at a price of $1.00 per Unit for total gross proceeds of $1,010,000. Each Unit consisted of one share of common stock and one Series D Stock Purchase Warrant allowing the holder to purchase one share of the Company’s common stock at a price of $1.10 per share for a period of five years; the Series D Warrants contain a provision allowing the holder to exercise the Series D Warrant on a cashless basis as further set forth therein.

Warrants

The following table summarizes information about warrants outstanding at December 31, 2016 and 2015:

	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted
	December 31,		Average
Description	2016	2015	Exercise Price	Expiration
Series A	960,000	960,000	$0.35	July 12, 2019
Series B	1,326,087	3,500,000	$0.46	November 29, 2018
Series C	3,500,000	3,500,000	$0.49	November 29, 2018
Series D	910,000	1,010,000	$1.10	June 5, 2020
Series E	584,416	-	$1.13	September 8, 2021
Total	7,280,503	8,970,000

As consideration for the CellMistTM System and services performed in connection therewith, the Company issued to Dr. Gerlach a Series A Stock Purchase Warrant entitling him to purchase 1,200,000 shares of the Company’s common stock at an exercise price of $0.35 per share. Pursuant to the terms of the Amended APA, the Series A Warrant will vest in five equal installments of 240,000 shares on each of July 12, 2014, July 12, 2015, July 12, 2016, July 12, 2017 and July 12, 2018. On August 5, 2015, Dr. Gerlach exercised a Series A Warrant to purchase up to 240,000 shares on a cashless basis and the Company issued him 196,812 shares of common stock.

A Series B Warrant with an exercise price of $0.46 to purchase 3,500,000 shares of common stock was issued on November 29, 2013 to KCC in connection with the 11/29 Financing. On February 2, 2016, KCC exercised a portion of its Series B Warrant for 2,173,913 shares of the Company’s common stock resulting in proceeds of $1,000,000.

A Series C Warrant with an exercise price of $0.49, to purchase 3,500,000 shares of common stock was issued on November 29, 2013 to KCC in connection with a financing.

A Series D Warrant, with an exercise price of $1.10, to purchase 1,010,000 shares of common stock was issued on June 5, 2015 in connection with the sale of units pursuant to a private placement. On December 6, 2016, 100,000 Series D Warrants were exercised resulting in the Company receiving $110,000 of proceeds.

A Series E Warrant to purchase 584,416 shares of common stock was issued on September 9, 2016 in connection with the Loan Agreement. The Series E Warrant has an exercise price of the lesser of: (i) $1.54, the closing price of the Company’s common stock as quoted on the OTCQB on the day prior to issuance of the Warrant; or (ii) a twenty percent (20%) discount to the average closing price of the Company’s common stock as quoted on the OTCQB for the five days prior to the date on which KCC elects to exercise the Warrant. The Warrant is exercisable for a period of five years from the date of issuance and may be exercised on a cashless basis using the formula contained therein.